Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt

The comparative structure of the financial debt of the Enel Chile Group according to the fixed and / or protected interest rate on the gross debt, after derivatives contracted, is as follows:

Gross position:

	For the years ended December 31,
	2017	2016
	%	%
Fixed interest rate	92%	92%
Total	92%	92%